Subsequent Event	9 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Event

9. Subsequent Events

On October 9, 2017, the Company effected a 1-for-10 reverse stock split of its issued and outstanding shares of common stock. The par value per share and the authorized number of shares of common stock and preferred stock were not adjusted as a result of the reverse stock split. All common stock share and per-share amounts for all periods presented in these condensed financial statements have been adjusted to reflect the reverse stock split. The number of authorized shares of common stock remains at 100 million shares.

On October 17, 2017, the Company completed a registered public offering of 4,630,000 shares of its common stock, Series A warrants to purchase up to 4,630,000 shares of its common stock and Series B warrants to purchase up to 4,630,000 shares of its common stock, at a public offering price of $3.50 per share and accompanying warrants. The gross proceeds to the Company from the offering were approximately $16.2 million, before deducting underwriting discounts and commissions and other offering expenses payable by the Company. The Series A warrants have an exercise price of $3.50 per share, are immediately exercisable, and will expire on the 5-year anniversary of the date of issuance. The Series B warrants have an exercise price of $3.50 per share, are immediately exercisable, and will expire on the 6-month anniversary of the date of issuance. As a result of the completion of the financing, the Company has satisfied the equity financing covenant in the Term Loan Agreement, although it remains subject to additional covenants.

12. Subsequent Event

On March 7, 2017, the Company entered into the Fourth Amendment, which includes a limited waiver of any event of default that could have occurred due to the inclusion of the explanatory paragraph that describes conditions that raise substantial doubt about our ability to continue as a going concern in the report of the Company’s independent registered public accounting firm contained in the accompanying financial statements, in consideration for which we agreed to: (i) complete an equity financing in which the Company’s gross proceeds from the sale of equity securities is at least $30.0 million, no later than January 15, 2018, (ii) issue Capital Royalty Partners warrants to purchase an aggregate of 193,788 shares of our common stock at an exercise price equal to $23.50 per share, the closing price of our common stock on the NASDAQ Global Market on the date of the Fourth Amendment, (iii) increase our minimum cash balance requirement under the Term Loan Agreement from $2.0 million to $10.0 million, (iv) provide Capital Royalty Partners the same information we make available to our board of directors, subject to limited exceptions, and (v) not incur additional third party indebtedness secured solely by accounts receivable, inventory and cash. In addition, we agreed to increase the Back End Financing Fee to 5.0% of the entire aggregate principal amount of borrowings outstanding, including total PIK Loans issued, under the Term Loan Agreement, which is $81.1 million as of December 31, 2016. The Back End Financing Fee is payable at maturity of our loans and on the principal amount of any loans for which we make an optional prepayment, and may be payable in connection with asset sales not permitted under the Term Loan Agreement or in connection with a change of control. (See Note 5 “Term Loan Agreement”)